Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss

9.Accumulated other comprehensive loss

In 2017, Accumulated other comprehensive loss increased to $5,305 ($4,313 in 2016) due to unrealized losses from hedging financial instruments of $992 (gains of $6,414 in 2016 and losses $437 in 2015).